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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: I
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Investment Management Inc.
                 -------------------------------------
   Address:      Three World Financial Center
                 -------------------------------------
                 200 Vesey Street
                 -------------------------------------
                 New York, NY 10281
                 -------------------------------------

Form 13F File Number: 028-13826
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth Gelman
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   212-549-8415
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Seth Gelman                  New York, NY      August 27, 2012
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 100
                                        --------------------

Form 13F Information Table Value Total: 2,447,258
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    (1)       028-14349                    Brookfield Asset Management Inc.
    ------        -----------------        ---------------------------------
    (2)       028-13827                    AMP Capital Brookfield (US) LLC
    ------        -----------------        ---------------------------------

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Brookfield Investment Management
FORM 13F
                                   31-Mar-11

                                                                                                    Voting Authority
                                                                                                    ----------------------
                                                         Value    Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class  CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers Sole    Shared None
------------------------------ --------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -------
ALTRIA GROUP INC.              COM             02209S103      524   20125 SH       Defined (1)        20125
AMEREN CORP                    COM             023608102     3579  127500 SH       Defined (1)       127500
Ashford Hospitality Trust Inc  COM SHS         044103109     3615  328000 SH       Defined (1) (2)   159800         168200
AT&T                           COM             00206R102      809   26440 SH       Defined (1)        26440
AvalonBay Communities Inc      COM             053484101    97845  814832 SH       Defined (1) (2)   658032         156800
Avatar Holdings Inc            COM             053494100     9137  461705 SH       Defined (1) (2)   226600         235105
B&G FOODS INC                  COM             05508R106      375   20000 SH       Defined (1)        20000
Beazer Homes USA Inc           COM             07556Q105     7560 1654227 SH       Defined (1) (2)   930000         724227
Boston Properties Inc          COM             101121101   148008 1560439 SH       Defined (1) (2)  1178239         382200
Brandywine Realty Trust        SH BEN INT NEW  105368203    81386 6703964 SH       Defined (1) (2)  5409670        1294294
BRISTOL-MYERS SQUIBB COMPANY   COM             110122108     3445  130330 SH       Defined (1)       130330
Brookdale Senior Living Inc    COM             112463104   120154 4291206 SH       Defined (1) (2)  3448321         842885
Brookfield Homes Corp          COM             112723101     1631  173500 SH       Defined (1) (2)   173500
Brookfield Properties Corp     COM             112900105      797   45000 SH       Defined (1) (2)    45000
Camden Property Trust          SH BEN INT      133131102    93664 1648428 SH       Defined (1) (2)  1410028         238400
CBL & Associates Properties In COM             124830100    62066 3562900 SH       Defined (1) (2)  3089800         473100
CENTERPOINT ENERGY INC         COM             15189T107     7704  438740 SH       Defined (1) (2)   438740
China Real Estate Information  ADR             16948Q103     4071  521200 SH       Defined (1) (2)   253300         267900
CITIGROUP INC                  COM             172967101      161   36538 SH       Defined (1)        36538
Commonwealth REIT              6.5% PFD CUM CO 203233408    21055  975200 SH       Defined (1) (2)   975200
CONSOLIDATED EDISON INC        COM             209115104      507   10000 SH       Defined (1)        10000
Coresite Realty Corp           COM             21870Q105    22051 1392100 SH       Defined (1) (2)   525500         866600
Crown Castle International Cor COM             228227104     7265  170750 SH       Defined (1) (2)   170750
Digital Realty Trust Inc       COM             253868103   104354 1794866 SH       Defined (1) (2)  1521466         273400

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
DOMINION RESOURCES INC VA      COM             25746U109     3574   79950 SH       Defined (1)        79950
Douglas Emmett Inc             COM             25960P109    61798 3295877 SH       Defined (1) (2)  2473477         822400
DR HORTON                      COM             23331A109      281   24100 SH       Defined (1)        24100
Duke Realty Corp               COM NEW         264411505     6921  494000 SH       Defined (1) (2)                  494000
EASTERN INSURANCE HOLDINGS     COM             276534104     1603  123900 SH       Defined (1)       123900
EastGroup Properties Inc       COM             277276101    16366  372200 SH       Defined (1) (2)    68600         303600
ELI LILLY & CO                 COM             532457108     3428   97470 SH       Defined (1)        97470
Emeritus Corp                  COM             291005106    16941  665379 SH       Defined (1) (2)   283700         381679
Empresas ICA SAB de CV         SPON ADR NEW    292448206      316   34600 SH       Defined (1) (2)    34600
Enbridge Inc                   COM             29250N105    10214  166696 SH       Defined (1) (2)   166696
ENTERGY CORP                   COM             29364G103     3209   47750 SH       Defined (1)        47750
Entertainment PPTYS TR         PFD C CNV 5.75% 29380T402     9881  489400 SH       Defined (1) (2)   489400
Equity One Inc                 COM             294752100    39642 2111968 SH       Defined (1) (2)  1780677         331291
Essex Property Trust Inc       COM             297178105    95294  768500 SH       Defined (1) (2)   567500         201000
EXELON CORPORATION             COM             30161N101     3460   83905 SH       Defined (1)        83905
Forest City Enterprises Inc    CL A            345550107     6813  361800 SH       Defined (1) (2)   179000         182800
FRONTIER COMMUNICATIONS CORP   COM             35906A108      790   96075 SH       Defined (1)        96075
General Growth Properties Inc  COM             370023103    61679 3984408 SH       Defined (1) (2)  3458830         525578
GLAXOSMITHKLINE PLC            SPONSORED ADR   37733W105     3501   91151 SH       Defined (1)        91151
Grupo Aeroportuario del Surest SPON ADR SER B  40051E202     1934   32900 SH       Defined (1) (2)    32900
HCP INC                        COM             40414L109     4153  109450 SH       Defined (1)       109450
Health Care REIT Inc           COM             42217K106   104435 1991514 SH       Defined (1) (2)  1755914         235600
Highwoods Properties Inc       COM             431284108    66476 1898772 SH       Defined (1) (2)  1606172         292600
Hovnanian Enterprises Inc      CL A            442487203     5295 1500000 SH       Defined (1) (2)   739500         760500
INTEL CORPORATION              COM             458140100     3238  160477 SH       Defined (1)       160477
ISHARES TR                     MSCI EAFE INDEX 464287465     1309   21784 SH       Defined (1)        21784
ISHARES TR                     MSCI EMERG MKT  464287234      894   18359 SH       Defined (1)        18359
ISHARES TR                     Russell 1000    464287622     1373   18582 SH       Defined (1)        18582
ISHARES TR                     S&P 500 GRW     464287309      808   11764 SH       Defined (1)        11764
ISHARES TR                     S&P 500 VALUE   464287408      556    8783 SH       Defined (1)         8783
ISHARES TR                     S&P Mid Cap 400 464287507     2708   27433 SH       Defined (1)        27433
ISHARES TR                     S&P SMLCP GROW  464287887     1517   19199 SH       Defined (1)        19199
ISHARES TR                     S&P SMLCP VALU  464287879     1461   19167 SH       Defined (1)        19167
ITC Holdings Corp              COM             465685105     4145   59300 SH       Defined (1) (2)    59300

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
JOHNSON & JOHNSON              COM             478160104     3114   52558 SH       Defined (1)        52558
KB Home                        COM             48666K109    11702  940700 SH       Defined (1) (2)   423700         517000
Kinder Morgan Management LLC   SHS             49455U100     1279   19500 SH       Defined (1) (2)    19500
Lennar Corp                    CL A            526057104    43379 2393962 SH       Defined (1) (2)  2203662         190300
Lexington Rlty Trst            PFD CONV SER C  529043309      435   10200 SH       Defined (1) (2)    10200
Liberty Property Trust         SH BEN INT      531172104    31571  959600 SH       Defined (1) (2)   959600
Macerich Co/The                COM             554382101     3497   70611 SH       Defined (1) (2)     1190          69421
MDC HOLDINGS INC               COM             552676108      223    8800 SH       Defined (1)         8800
MERCK & CO INC                 COM             58933Y105     3800  115115 SH       Defined (1)       115115
MGM Resorts International      COM             552953101     6572  499800 SH       Defined (1) (2)   298000         201800
National Grid PLC              SPON ADR NEW    636274300     1871   38941 SH       Defined (1) (2)    38941
NEXTERA ENERGY INC             COM             65339F101     3530   64034 SH       Defined (1)        64034
NISKA GAS STORAGE PARTNERS LLC UNIT LTD LIABI  654678101      273   12500 SH       Defined (1)        12500
Omega Healthcare Investors Inc COM             681936100    69629 3116806 SH       Defined (1) (2)  2380406         736400
PAETEC HOLDING CORP            COM             695459107       50   15000 SH       Defined (1)        15000
Parkway Properties Inc/Md      COM             70159Q104     6522  383662 SH       Defined (1) (2)   188100         195562
Pennsylvania Real Estate Inves SH BEN INT      709102107    28611 2004994 SH       Defined (1) (2)   809059        1195935
PHILIP MORRIS INTL INC         COM             718172109      531    8090 SH       Defined (1)         8090
PP&L CORPORATION               COM             69351T106     3314  130975 SH       Defined (1)       130975
PROGRESS ENERGY INC            COM             743263105      518   11225 SH       Defined (1)        11225
PS Business Parks Inc          COM             69360J107     4091   70600 SH       Defined (1) (2)    33300          37300
PUBLIC SERVICES ENTERPRISES    COM             744573106     3452  109550 SH       Defined (1)       109550
Public Storage                 COM             74460D109   234555 2114820 SH       Defined (1) (2)  1763320         351500
RYLAND GROUP INC               COM             783764103      213   13400 SH       Defined (1)        13400
SBA Communications Corp        COM             78388J106     4801  121000 SH       Defined (1) (2)   121000
Sempra Energy                  COM             816851109     9357  174900 SH       Defined (1) (2)   174900
Simon Property Group Inc       COM             828806109   323702 3020738 SH       Defined (1) (2)  2497522         523216
SL Green Realty Corp           COM             78440X101    51868  689733 SH       Defined (1) (2)   516933         172800
SOUTHERN COMPANY               COM             842587107     3493   91650 SH       Defined (1)        91650
Southern Union Co              COM             844030106     6866  239900 SH       Defined (1) (2)   239900
SPDR S&P MIDCAP 400 ETF TRUST  UTSER1 S&PCRP   78467Y107     2808   15640 SH       Defined (1)        15640
SPDR TRUST SERIES I            TR UNIT         78462F103     2287   17252 SH       Defined (1)        17252
Spectra Energy Corp            COM             847560109     9030  332230 SH       Defined (1) (2)   332230
Thomas Properties Group Inc    COM             884453101      489  145909 SH       Defined (1) (2)                  145909

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
Toll Brothers Inc              COM             889478103    70074 3544456 SH       Defined (1) (2)  2797756         746700
TransCanada Corp               COM             89353D107    13844  341529 SH       Defined (1) (2)   341529
UDR Inc                        COM             902653104    53589 2198993 SH       Defined (1) (2)  1817859         381134
Union Pacific Corp             COM             907818108      265    2700 SH       Defined (1) (2)     2700
VENTAS INC                     COM             92276F100      517    9530 SH       Defined (1)         9530
VERIZON COMMUNICATIONS         COM             92343V104      832   21600 SH       Defined (1)        21600
Weingarten Realty Investors    SH BEN INT      948741103    82309 3284476 SH       Defined (1) (2)  2779776         504700
WINDSTREAM CORP                COM             97381W104      618   48000 SH       Defined (1)        48000

                                 100                      2447258